Quarterly Holdings Report
for

Strategic Advisers® Short Duration Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

August 31, 2019

ASD-QTLY-1019
1.934463.107

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 23.9%
	Principal Amount	Value
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.6%
AT&T, Inc. 3 month U.S. LIBOR + 0.930% 3.2599% 6/30/20 (a)(b)	$7,845,000	$7,891,865
Deutsche Telekom International Financial BV 3 month U.S. LIBOR + 0.580% 2.8833% 1/17/20 (a)(b)(c)	10,000,000	10,009,976
SBA Tower Trust:
3.156% 10/8/20 (c)	265,000	267,495
3.448% 3/15/48 (c)	880,000	907,074
Telefonica Emisiones S.A.U. 5.134% 4/27/20	565,000	575,208
Verizon Communications, Inc. 3 month U.S. LIBOR + 0.550% 2.6995% 5/22/20 (a)(b)	25,000,000	25,055,486
		44,707,104
Entertainment - 0.3%
NBCUniversal Enterprise, Inc. 3 month U.S. LIBOR + 0.400% 2.7189% 4/1/21 (a)(b)(c)	23,029,000	23,071,373
NBCUniversal, Inc. 5.15% 4/30/20	1,521,000	1,550,374
		24,621,747
Interactive Media & Services - 0.1%
Baidu.com, Inc.:
2.875% 7/6/22	940,000	947,417
3.5% 11/28/22	780,000	804,375
3.875% 9/29/23	730,000	765,588
Tencent Holdings Ltd. 2.875% 2/11/20 (c)	1,555,000	1,558,037
Weibo Corp. 3.5% 7/5/24	400,000	407,787
		4,483,204
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.579% 7/23/20	2,145,000	2,165,437
4.464% 7/23/22	2,595,000	2,741,918
Comcast Corp.:
3 month U.S. LIBOR + 0.330% 2.6489% 10/1/20 (a)(b)	7,282,000	7,292,155
3 month U.S. LIBOR + 0.440% 2.7589% 10/1/21 (a)(b)	8,940,000	8,960,963
3.7% 4/15/24	1,075,000	1,151,350
Discovery Communications LLC:
3 month U.S. LIBOR + 0.710% 3.0966% 9/20/19 (a)(b)	3,399,000	3,399,662
2.2% 9/20/19	565,000	564,910
Fox Corp.:
3.666% 1/25/22 (c)	260,000	269,508
4.03% 1/25/24 (c)	305,000	326,652
Interpublic Group of Companies, Inc. 3.5% 10/1/20	295,000	299,052
Omnicom Group, Inc. 4.45% 8/15/20	441,000	450,315
RELX Capital, Inc. 3.5% 3/16/23	575,000	599,290
		28,221,212
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	448,000	454,720
Axiata SPV2 Bhd 3.466% 11/19/20 (Reg. S)	660,000	667,062
Vodafone Group PLC 3.75% 1/16/24	650,000	687,632
		1,809,414

TOTAL COMMUNICATION SERVICES		103,842,681

CONSUMER DISCRETIONARY - 1.7%
Automobiles - 1.4%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 2.3015% 2/21/20 (a)(b)	5,000,000	5,001,329
3 month U.S. LIBOR + 0.260% 2.6703% 6/16/20 (a)(b)	5,000,000	5,005,936
3 month U.S. LIBOR + 0.290% 2.743% 12/10/21 (a)(b)	5,000,000	4,991,894
3.15% 1/8/21	1,745,000	1,771,111
BMW U.S. Capital LLC:
3 month U.S. LIBOR + 0.380% 2.6826% 4/6/20 (a)(b)(c)	7,796,000	7,807,257
3 month U.S. LIBOR + 0.410% 2.7495% 4/12/21 (a)(b)(c)	11,110,000	11,113,200
3 month U.S. LIBOR + 0.500% 2.6756% 8/13/21 (a)(b)(c)	830,000	831,941
2% 4/11/21 (c)	1,500,000	1,496,320
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.530% 2.8168% 5/5/20 (a)(b)(c)	9,640,000	9,654,243
3 month U.S. LIBOR + 0.620% 2.8858% 10/30/19 (a)(b)(c)	5,000,000	5,004,154
3 month U.S. LIBOR + 0.630% 2.9326% 1/6/20 (a)(b)(c)	10,000,000	10,016,740
3 month U.S. LIBOR + 0.900% 3.0581% 2/15/22 (a)(b)(c)	5,000,000	5,020,540
2.2% 5/5/20 (c)	1,420,000	1,420,084
2.3% 2/12/21 (c)	1,745,000	1,744,572
3.1% 5/4/20 (c)	765,000	769,193
3.75% 11/5/21 (c)	325,000	334,583
General Motors Financial Co., Inc.:
3 month U.S. LIBOR + 0.850% 3.1614% 4/9/21 (a)(b)	5,628,000	5,626,539
3 month U.S. LIBOR + 0.930% 3.2334% 4/13/20 (a)(b)	11,000,000	11,028,555
3 month U.S. LIBOR + 1.270% 3.583% 10/4/19 (a)(b)	5,000,000	5,003,888
3.2% 7/13/20	1,570,000	1,578,812
4.2% 11/6/21	370,000	383,686
Harley-Davidson Financial Services, Inc.:
3 month U.S. LIBOR + 0.500% 2.6515% 5/21/20 (a)(b)(c)	795,000	795,390
3 month U.S. LIBOR + 0.940% 3.4603% 3/2/21 (a)(b)(c)	995,000	994,391
2.55% 6/9/22 (c)	375,000	375,239
4.05% 2/4/22 (c)	1,210,000	1,253,927
Nissan Motor Acceptance Corp.:
2.15% 9/28/20 (c)	1,535,000	1,531,656
3.65% 9/21/21 (c)	580,000	594,181
Volkswagen Group of America Finance LLC 3.875% 11/13/20 (c)	980,000	997,433
		102,146,794
Diversified Consumer Services - 0.0%
ERAC U.S.A. Finance LLC 2.35% 10/15/19 (c)	225,000	224,946
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.35% 4/1/23	645,000	675,090
Royal Caribbean Cruises Ltd. 2.65% 11/28/20	250,000	250,964
Starbucks Corp. 2.7% 6/15/22	435,000	443,929
		1,369,983
Household Durables - 0.0%
D.R. Horton, Inc. 2.55% 12/1/20	495,000	496,345
Panasonic Corp. 2.536% 7/19/22 (c)	785,000	792,549
		1,288,894
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd.:
2.5% 11/28/19	1,965,000	1,965,381
3.6% 11/28/24	730,000	770,011
eBay, Inc. 2.15% 6/5/20	805,000	804,800
Expedia, Inc. 5.95% 8/15/20	335,000	345,726
JD.com, Inc. 3.125% 4/29/21	2,645,000	2,656,572
		6,542,490
Multiline Retail - 0.0%
Dollar Tree, Inc. 3 month U.S. LIBOR + 0.700% 3.0033% 4/17/20 (a)(b)	1,250,000	1,250,077
Specialty Retail - 0.2%
Nissan Motor Acceptance Corp. 1.55% 9/13/19 (c)	725,000	724,848
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	401,232
The Home Depot, Inc. 3 month U.S. LIBOR + 0.310% 2.8303% 3/1/22 (a)(b)	10,000,000	10,020,929
		11,147,009
Textiles, Apparel & Luxury Goods - 0.0%
Invista Finance LLC 4.25% 10/15/19 (c)	2,005,000	2,010,116

TOTAL CONSUMER DISCRETIONARY		125,980,309

CONSUMER STAPLES - 1.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	3,000,000	3,027,949
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 2.8581% 11/15/21 (a)(b)	5,000,000	5,001,089
Diageo Capital PLC 3 month U.S. LIBOR + 0.240% 2.3638% 5/18/20 (a)(b)	12,795,000	12,797,397
Dr. Pepper Snapple Group, Inc. 3.551% 5/25/21	940,000	961,578
Molson Coors Brewing Co. 2.25% 3/15/20	910,000	908,788
Pernod Ricard SA 4.45% 1/15/22 (c)	1,155,000	1,218,850
		23,915,651
Food & Staples Retailing - 0.0%
Kroger Co. 1.5% 9/30/19	576,000	575,683
Food Products - 0.3%
Bunge Ltd. Finance Corp.:
3% 9/25/22	405,000	409,775
3.5% 11/24/20	4,365,000	4,423,831
4.35% 3/15/24	130,000	138,793
Campbell Soup Co. 3 month U.S. LIBOR + 0.500% 2.9103% 3/16/20 (a)(b)	1,005,000	1,004,944
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.0276% 10/22/20 (a)(b)	5,641,000	5,643,628
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.8623% 4/16/21 (a)(b)	7,164,000	7,167,940
Tyson Foods, Inc. 2.25% 8/23/21	600,000	601,729
		19,390,640
Tobacco - 0.7%
Altria Group, Inc.:
3.49% 2/14/22	2,517,000	2,600,193
3.8% 2/14/24	1,300,000	1,376,927
4.75% 5/5/21	4,386,000	4,575,675
BAT Capital Corp.:
3 month U.S. LIBOR + 0.590% 2.7653% 8/14/20 (a)(b)	6,600,000	6,612,949
2.297% 8/14/20	8,525,000	8,525,920
2.764% 8/15/22	1,230,000	1,247,336
Imperial Tobacco Finance PLC 2.95% 7/21/20 (c)	15,940,000	16,023,893
Philip Morris International, Inc. 1.875% 11/1/19	10,000,000	9,993,426
Reynolds American, Inc. 3.25% 6/12/20	310,000	312,352
		51,268,671

TOTAL CONSUMER STAPLES		95,150,645

ENERGY - 1.3%
Energy Equipment & Services - 0.1%
Schlumberger Finance Canada Ltd. 2.2% 11/20/20 (c)	5,000,000	4,999,480
Schlumberger Holdings Corp. 3.75% 5/1/24 (c)	620,000	655,625
		5,655,105
Oil, Gas & Consumable Fuels - 1.2%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.250% 2.3823% 11/24/20 (a)(b)	10,000,000	10,009,750
Cenovus Energy, Inc.:
3% 8/15/22	1,100,000	1,110,620
5.7% 10/15/19	1,273,077	1,277,303
Chevron Corp. 3 month U.S. LIBOR + 0.480% 3.0003% 3/3/22 (a)(b)	4,700,000	4,718,840
China Shenhua Overseas Capital Co. Ltd. 3.125% 1/20/20 (Reg. S)	1,740,000	1,743,167
Columbia Pipeline Group, Inc. 3.3% 6/1/20	1,135,000	1,142,503
Energy Transfer Partners LP 4.25% 3/15/23	615,000	645,927
Eni SpA 4% 9/12/23 (c)	390,000	411,863
Enterprise Products Operating LP:
2.8% 2/15/21	1,020,000	1,029,818
2.85% 4/15/21	3,000,000	3,033,688
3.5% 2/1/22	1,050,000	1,085,692
EQT Corp. 3 month U.S. LIBOR + 0.770% 3.0889% 10/1/20 (a)(b)	2,000,000	1,993,166
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 2.4984% 8/16/22 (a)(b)	7,000,000	7,018,088
Marathon Oil Corp. 2.7% 6/1/20	1,090,000	1,092,473
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 0.950% 3.137% 2/8/21 (a)(b)	1,819,000	1,827,295
3 month U.S. LIBOR + 1.250% 3.437% 8/13/21 (a)(b)	2,104,000	2,112,256
3 month U.S. LIBOR + 1.450% 3.637% 8/15/22 (a)(b)	2,050,000	2,056,958
2.6% 8/13/21	1,005,000	1,011,680
2.7% 8/15/22	955,000	964,400
Phillips 66 Co. 3 month U.S. LIBOR + 0.600% 2.7323% 2/26/21 (a)(b)	5,033,000	5,033,191
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	360,000	359,696
5% 2/1/21	455,000	467,500
5.75% 1/15/20	440,000	444,784
Sabine Pass Liquefaction LLC 5.625% 2/1/21 (a)	3,040,000	3,145,425
Saudi Arabian Oil Co. 2.75% 4/16/22 (c)	1,815,000	1,840,523
Shell International Finance BV:
3 month U.S. LIBOR + 0.350% 2.7858% 9/12/19 (a)(b)	10,000,000	10,001,313
2.125% 5/11/20	5,000,000	5,003,223
TransCanada PipeLines Ltd. 3 month U.S. LIBOR + 0.275% 2.4331% 11/15/19 (a)(b)	15,040,000	15,045,444
Williams Partners LP:
3.35% 8/15/22	200,000	205,038
5.25% 3/15/20	2,630,000	2,669,068
		88,500,692

TOTAL ENERGY		94,155,797

FINANCIALS - 13.7%
Banks - 8.8%
Abbey National PLC 2.125% 11/3/20	570,000	569,448
ABN AMRO Bank NV:
3 month U.S. LIBOR + 0.410% 2.7125% 1/19/21 (a)(b)(c)	10,000,000	10,012,960
3 month U.S. LIBOR + 0.570% 2.7023% 8/27/21 (a)(b)(c)	12,413,000	12,457,364
ANZ Banking Group Ltd. 3 month U.S. LIBOR + 0.500% 2.6238% 8/19/20 (a)(b)(c)	7,000,000	7,025,402
ANZ National International Ltd. 2.2% 7/17/20 (c)	825,000	826,078
Banco de Credito del Peru 2.25% 10/25/19 (c)	280,000	278,600
Banco Santander Chile 2.5% 12/15/20 (c)	1,745,000	1,742,819
Banco Santander SA 3 month U.S. LIBOR + 1.120% 3.4595% 4/12/23 (a)(b)	800,000	798,858
Bank of America Corp.:
3 month U.S. LIBOR + 0.380% 2.6394% 1/23/22 (a)(b)	15,000,000	14,979,324
3 month U.S. LIBOR + 0.650% 2.9689% 10/1/21 (a)(b)	10,000,000	10,028,007
3 month U.S. LIBOR + 0.650% 2.9993% 6/25/22 (a)(b)	20,000,000	20,087,209
2.503% 10/21/22	1,475,000	1,489,322
2.625% 4/19/21	715,000	721,909
2.738% 1/23/22 (a)	830,000	836,750
3.3% 1/11/23	1,445,000	1,502,245
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 2.8503% 6/15/20 (a)(b)	11,600,000	11,632,714
3 month U.S. LIBOR + 0.460% 2.7634% 4/13/21 (a)(b)	960,000	963,806
3 month U.S. LIBOR + 0.570% 2.9029% 3/26/22 (a)(b)	5,000,000	5,018,453
3 month U.S. LIBOR + 0.600% 3.0358% 12/12/19 (a)(b)	5,000,000	5,007,521
Bank of Nova Scotia 3 month U.S. LIBOR + 0.290% 2.5926% 1/8/21 (a)(b)	10,000,000	10,012,085
Banque Federative du Credit Mutuel SA:
3 month U.S. LIBOR + 0.490% 2.7676% 7/20/20 (a)(b)(c)	15,000,000	15,045,595
2.2% 7/20/20 (c)	940,000	941,408
Barclays Bank PLC:
3 month U.S. LIBOR + 0.460% 2.8008% 1/11/21 (a)(b)	11,000,000	10,982,227
3 month U.S. LIBOR + 0.650% 2.859% 8/7/20 (a)(b)	15,000,000	15,037,684
2.65% 1/11/21	905,000	908,942
Barclays PLC:
3 month U.S. LIBOR + 1.625% 3.9628% 1/10/23 (a)(b)	645,000	645,601
2.75% 11/8/19	1,465,000	1,465,722
BB&T Corp.:
3 month U.S. LIBOR + 0.450% 2.7534% 1/15/20 (a)(b)	5,000,000	5,005,460
2.15% 2/1/21	1,160,000	1,162,006
BNP Paribas SA 3 month U.S. LIBOR + 0.390% 2.5676% 8/7/21 (a)(b)(c)	5,000,000	4,999,987
BPCE SA:
3 month U.S. LIBOR + 1.220% 3.3695% 5/22/22 (a)(b)(c)	605,000	611,867
3.145% 7/31/20 (c)	5,000,000	5,045,291
Capital One NA 3 month U.S. LIBOR + 0.765% 3.2145% 9/13/19 (a)(b)	15,000,000	15,003,626
Citibank NA:
3 month U.S. LIBOR + 0.300% 2.5776% 10/20/20 (a)(b)	4,500,000	4,505,585
3 month U.S. LIBOR + 0.600% 2.7359% 5/20/22 (a)(b)	8,000,000	8,014,733
1.85% 9/18/19	7,000,000	6,998,782
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.1278% 1/10/20 (a)(b)	5,905,000	5,916,157
2.7% 3/30/21	880,000	888,885
2.9% 12/8/21	1,495,000	1,520,982
Citizens Bank NA:
3 month U.S. LIBOR + 0.540% 3.0603% 3/2/20 (a)(b)	15,000,000	15,021,219
3 month U.S. LIBOR + 0.570% 2.7023% 5/26/20 (a)(b)	10,000,000	10,030,150
2.25% 3/2/20	685,000	685,116
2.55% 5/13/21	1,320,000	1,329,257
Compass Bank 3 month U.S. LIBOR + 0.730% 3.1806% 6/11/21 (a)(b)	10,450,000	10,429,546
Credit Agricole SA:
3 month U.S. LIBOR + 0.970% 3.423% 6/10/20 (a)(b)(c)	13,280,000	13,358,920
3 month U.S. LIBOR + 1.020% 3.3028% 4/24/23 (a)(b)(c)	675,000	678,187
Credit Suisse Group Funding Guernsey Ltd. 2.75% 3/26/20	635,000	636,731
Credit Suisse New York Branch 5.4% 1/14/20	315,000	318,373
Danske Bank A/S 2.2% 3/2/20 (c)	1,545,000	1,543,385
Discover Bank 7% 4/15/20	2,025,000	2,081,590
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	569,991
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.600% 2.7238% 5/18/21 (a)(b)	6,165,000	6,167,517
3 month U.S. LIBOR + 0.650% 3.0858% 9/11/21 (a)(b)	5,675,000	5,680,118
HSBC U.S.A., Inc.:
3 month U.S. LIBOR + 0.610% 2.7856% 11/13/19 (a)(b)	15,000,000	15,012,955
2.35% 3/5/20	995,000	996,029
Huntington National Bank 3 month U.S. LIBOR + 0.510% 2.963% 3/10/20 (a)(b)	9,027,000	9,045,645
ING Bank NV 3 month U.S. LIBOR + 0.690% 3.0089% 10/1/19 (a)(b)(c)	5,000,000	5,003,116
ING Groep NV 3 month U.S. LIBOR + 1.150% 3.4799% 3/29/22 (a)(b)	735,000	743,151
JP Morgan Chase Bank NA:
3 month U.S. LIBOR + 0.230% 2.7503% 9/1/20 (a)(b)	10,000,000	9,997,438
U.S. SOFR SEC OVRN FIN RATE INDX + 0.550% 2.67% 10/19/20 (a)(b)	5,000,000	5,001,436
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.550% 3.003% 3/9/21 (a)(b)	1,485,000	1,487,153
3 month U.S. LIBOR + 0.680% 3.2003% 6/1/21 (a)(b)	4,000,000	4,007,849
3 month U.S. LIBOR + 0.955% 3.2144% 1/23/20 (a)(b)	7,111,000	7,135,436
3 month U.S. LIBOR + 1.100% 3.5716% 6/7/21 (a)(b)	11,083,000	11,212,851
4.25% 10/15/20	390,000	399,538
4.5% 1/24/22	1,530,000	1,619,246
KeyBank NA 3 month U.S. LIBOR + 0.660% 2.9131% 2/1/22 (a)(b)	8,128,000	8,165,747
Lloyds Bank PLC 3 month U.S. LIBOR + 0.490% 2.699% 5/7/21 (a)(b)	9,000,000	9,000,459
Manufacturers & Traders Trust Co. 3 month U.S. LIBOR + 0.270% 2.5455% 1/25/21 (a)(b)	10,000,000	9,998,830
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.650% 2.9166% 7/26/21 (a)(b)	6,926,000	6,946,404
3 month U.S. LIBOR + 0.700% 3.1716% 3/7/22 (a)(b)	10,000,000	9,999,201
3 month U.S. LIBOR + 0.860% 3.1266% 7/26/23 (a)(b)	665,000	666,589
3 month U.S. LIBOR + 0.920% 3.0695% 2/22/22 (a)(b)	840,000	845,664
3.218% 3/7/22	1,090,000	1,118,271
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 3.5895% 9/13/21 (a)(b)	17,000,000	17,196,657
Nordea Bank AB:
3 month U.S. LIBOR + 0.470% 2.5874% 5/29/20 (a)(b)(c)	12,000,000	12,029,252
4.875% 5/13/21 (c)	710,000	736,793
PNC Bank NA:
3 month U.S. LIBOR + 0.350% 2.7858% 3/12/21 (a)(b)	7,000,000	7,003,094
3 month U.S. LIBOR + 0.360% 2.4838% 5/19/20 (a)(b)	10,000,000	10,018,909
Rabobank Nederland 3.95% 11/9/22	1,370,000	1,434,525
Rabobank Nederland New York Branch:
3 month U.S. LIBOR + 0.430% 2.6966% 4/26/21 (a)(b)	12,500,000	12,535,345
3 month U.S. LIBOR + 0.830% 3.1678% 1/10/22 (a)(b)	5,000,000	5,050,051
Regions Bank:
3 month U.S. LIBOR + 0.380% 2.6989% 4/1/21 (a)(b)	14,385,000	14,360,697
3 month U.S. LIBOR + 0.500% 2.6756% 8/13/21 (a)(b)	8,350,000	8,345,553
Royal Bank of Canada:
3 month U.S. LIBOR + 0.300% 2.5776% 7/22/20 (a)(b)	5,000,000	5,008,162
3 month U.S. LIBOR + 0.380% 2.9003% 3/2/20 (a)(b)	10,000,000	10,019,425
3 month U.S. LIBOR + 0.400% 2.6755% 1/25/21 (a)(b)	5,000,000	5,017,430
Royal Bank of Scotland Group PLC 6.4% 10/21/19	295,000	296,491
Santander UK Group Holdings PLC 2.875% 10/16/20	820,000	823,013
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 3.4276% 1/20/23 (a)(b)(c)	910,000	907,279
2.4% 9/8/19 (c)	245,000	245,003
Sumitomo Mitsui Banking Corp.:
3 month U.S. LIBOR + 0.350% 2.6533% 1/17/20 (a)(b)	17,048,000	17,065,730
3 month U.S. LIBOR + 0.370% 2.6923% 10/16/20 (a)(b)	5,000,000	5,011,768
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 1.680% 4.133% 3/9/21 (a)(b)	3,000,000	3,056,656
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 2.7666% 10/26/21 (a)(b)	5,000,000	5,006,631
3 month U.S. LIBOR + 0.530% 2.7855% 1/31/20 (a)(b)	10,000,000	10,014,473
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.470% 2.6023% 5/24/21 (a)(b)	8,500,000	8,533,024
Swedbank AB 2.65% 3/10/21 (c)	1,720,000	1,727,721
Synchrony Bank 3% 6/15/22	395,000	402,170
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.240% 2.5155% 1/25/21 (a)(b)	11,565,000	11,575,559
3 month U.S. LIBOR + 0.260% 2.6703% 9/17/20 (a)(b)	5,000,000	5,010,343
U.S. Bancorp 3% 3/15/22	1,530,000	1,569,434
U.S. Bank NA:
3 month U.S. LIBOR + 0.250% 2.5328% 7/24/20 (a)(b)	5,000,000	5,007,170
3% 2/4/21	5,000,000	5,068,045
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 3.1576% 7/22/20 (a)(b)	14,900,000	14,991,594
2.55% 12/7/20	95,000	95,534
Wells Fargo Bank NA:
3 month U.S. LIBOR + 0.230% 2.5334% 1/15/20 (a)(b)	10,000,000	10,006,961
3 month U.S. LIBOR + 0.500% 2.7594% 7/23/21 (a)(b)	5,000,000	5,011,605
U.S. SOFR SEC OVRN FIN RATE INDX + 0.480% 2.6% 3/25/20 (a)(b)	5,000,000	5,006,100
3.325% 7/23/21 (a)	1,935,000	1,955,014
		634,767,733
Capital Markets - 1.8%
Bank New York Mellon Corp.:
3 month U.S. LIBOR + 0.280% 2.7825% 6/4/21 (a)(b)	5,000,000	5,002,728
3 month U.S. LIBOR + 0.300% 2.8025% 12/4/20 (a)(b)	7,000,000	7,002,891
Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.4715% 5/21/21 (a)(b)	990,000	990,468
Deutsche Bank AG New York Branch:
3 month U.S. LIBOR + 0.815% 3.0926% 1/22/21 (a)(b)	10,000,000	9,884,130
3 month U.S. LIBOR + 1.290% 3.5768% 2/4/21 (a)(b)	860,000	853,481
3.15% 1/22/21	1,435,000	1,429,971
3.375% 5/12/21	125,000	124,965
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.800% 3.2495% 12/13/19 (a)(b)	15,000,000	15,029,817
3 month U.S. LIBOR + 1.200% 3.6103% 9/15/20 (a)(b)	4,670,000	4,709,171
3 month U.S. LIBOR + 1.360% 3.6355% 4/23/21 (a)(b)	10,000,000	10,142,693
2.3% 12/13/19	810,000	810,056
2.75% 9/15/20	220,000	221,136
2.875% 2/25/21	375,000	378,578
2.876% 10/31/22 (a)	520,000	527,164
3% 4/26/22	1,505,000	1,524,616
5.375% 3/15/20	395,000	401,664
5.75% 1/24/22	780,000	844,529
6% 6/15/20	120,000	123,448
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 2.731% 2/10/21 (a)(b)	27,000,000	27,023,081
3 month U.S. LIBOR + 0.930% 3.2076% 7/22/22 (a)(b)	4,040,000	4,067,951
U.S. SOFR SEC OVRN FIN RATE INDX + 0.830% 3.1339% 6/10/22 (a)(b)	5,000,000	5,012,850
2.5% 4/21/21	400,000	402,235
2.625% 11/17/21	1,225,000	1,237,828
2.75% 5/19/22	1,095,000	1,113,816
5.5% 1/26/20	300,000	303,773
5.5% 7/24/20	670,000	689,884
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.6831% 11/1/21 (a)(b)	7,500,000	7,521,105
UBS AG London Branch 3 month U.S. LIBOR + 0.580% 3.0306% 6/8/20 (a)(b)(c)	23,790,000	23,860,796
UBS Group Funding AG 3 month U.S. LIBOR + 1.220% 3.3676% 5/23/23 (a)(b)(c)	880,000	890,018
UBS Group Funding Ltd. 3% 4/15/21 (c)	1,495,000	1,514,348
		133,639,191
Consumer Finance - 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,109,001
4.45% 12/16/21	1,245,000	1,293,688
4.625% 10/30/20	635,000	650,444
American Express Co.:
3 month U.S. LIBOR + 0.600% 2.8868% 11/5/21 (a)(b)	6,750,000	6,786,315
3% 2/22/21	6,095,000	6,178,670
3.375% 5/17/21	1,500,000	1,532,574
American Express Credit Corp. 3 month U.S. LIBOR + 0.430% 2.9503% 3/3/20 (a)(b)	15,000,000	15,018,064
Aviation Capital Group LLC:
3 month U.S. LIBOR + 0.670% 2.9358% 7/30/21 (a)(b)(c)	1,427,000	1,426,141
3 month U.S. LIBOR + 0.950% 3.4703% 6/1/21 (a)(b)(c)	4,307,000	4,328,758
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.760% 2.941% 5/12/20 (a)(b)	10,000,000	10,029,507
2.4% 10/30/20	615,000	616,741
2.5% 5/12/20	360,000	360,643
3.9% 1/29/24	505,000	536,239
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.510% 2.8478% 1/10/20 (a)(b)	5,000,000	5,008,565
Ford Motor Credit Co. LLC:
3 month U.S. LIBOR + 0.930% 3.2731% 9/24/20 (a)(b)	1,855,000	1,855,758
3 month U.S. LIBOR + 1.000% 3.3114% 1/9/20 (a)(b)	8,835,000	8,849,862
2.459% 3/27/20	510,000	509,541
2.681% 1/9/20	1,730,000	1,730,319
3.35% 11/1/22	1,155,000	1,161,026
3.47% 4/5/21	415,000	419,072
Hyundai Capital America:
1.75% 9/27/19 (c)	545,000	544,734
2.45% 6/15/21 (c)	755,000	754,085
3% 6/20/22 (c)	1,060,000	1,072,162
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.160% 2.4626% 1/8/21 (a)(b)	8,720,000	8,717,400
3 month U.S. LIBOR + 0.170% 2.4814% 10/9/20 (a)(b)	5,000,000	5,000,275
3 month U.S. LIBOR + 0.240% 2.6758% 3/12/21 (a)(b)	5,000,000	4,997,477
3 month U.S. LIBOR + 0.260% 2.713% 9/10/21 (a)(b)	5,000,000	4,995,431
3 month U.S. LIBOR + 0.420% 2.7578% 7/10/20 (a)(b)	5,000,000	5,016,250
Paccar Financial Corp. 3.1% 5/10/21	1,260,000	1,284,221
Synchrony Financial:
2.7% 2/3/20	3,250,000	3,254,167
2.85% 7/25/22	1,753,000	1,776,654
Toyota Motor Credit Corp. 3 month U.S. LIBOR + 0.170% 2.572% 9/18/20 (a)(b)	10,000,000	10,012,908
		116,826,692
Diversified Financial Services - 0.7%
AIG Global Funding:
3 month U.S. LIBOR + 0.460% 2.8093% 6/25/21 (a)(b)(c)	4,293,000	4,305,626
2.3% 7/1/22 (c)	1,528,000	1,533,833
3.35% 6/25/21 (c)	770,000	785,654
Avolon Holdings Funding Ltd.:
3.625% 5/1/22 (c)	1,560,000	1,582,308
3.95% 7/1/24 (c)	265,000	272,738
Boral Finance Pty Ltd. 3% 11/1/22 (c)	135,000	136,011
Brixmor Operating Partnership LP 3.875% 8/15/22	170,000	177,395
Broadcom Corp./Broadcom Cayman LP:
2.2% 1/15/21	225,000	223,930
2.375% 1/15/20	1,640,000	1,639,271
3% 1/15/22	1,815,000	1,829,724
Cigna Corp.:
3 month U.S. LIBOR + 0.350% 2.7603% 3/17/20 (a)(b)	10,000,000	10,001,764
3 month U.S. LIBOR + 0.650% 3.0603% 9/17/21 (a)(b)	5,165,000	5,165,135
3.4% 9/17/21	370,000	378,803
3.75% 7/15/23	660,000	693,830
CNH Industrial Capital LLC:
3.875% 10/15/21	1,325,000	1,355,051
4.375% 11/6/20	1,725,000	1,759,276
ENEL Finance International NV:
2.875% 5/25/22 (c)	1,175,000	1,189,095
4.25% 9/14/23 (c)	780,000	829,682
GE Capital International Funding Co. 2.342% 11/15/20	14,564,000	14,482,358
General Electric Capital Corp. 5.3% 2/11/21	130,000	133,638
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (c)	435,000	450,051
5.25% 8/15/22 (c)	880,000	929,500
SMBC Aviation Capital Finance:
3.55% 4/15/24 (c)	325,000	339,191
4.125% 7/15/23 (c)	200,000	212,207
		50,406,071
Insurance - 0.8%
ACE INA Holdings, Inc. 2.3% 11/3/20	970,000	973,872
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 2.9066% 9/20/21 (a)(b)(c)	6,046,000	6,045,879
American International Group, Inc.:
4.875% 6/1/22	675,000	722,974
6.4% 12/15/20	2,010,000	2,117,771
Aon Corp. 5% 9/30/20	135,000	139,065
Aon PLC 2.8% 3/15/21	1,320,000	1,332,571
Lincoln National Corp. 4% 9/1/23	270,000	288,192
Marsh & McLennan Companies, Inc.:
3 month U.S. LIBOR + 1.200% 3.5189% 12/29/21 (a)(b)	4,546,000	4,554,717
3.5% 12/29/20	3,582,000	3,646,810
3.875% 3/15/24	725,000	777,790
MassMutual Global Funding II 2.25% 7/1/22 (c)	1,150,000	1,159,344
Metropolitan Life Global Funding I:
3 month U.S. LIBOR + 0.400% 2.8358% 6/12/20 (a)(b)(c)	10,000,000	10,024,801
U.S. SOFR SEC OVRN FIN RATE INDX + 0.570% 2.69% 9/7/20 (a)(b)(c)	5,000,000	5,013,660
2.5% 12/3/20 (Reg. S) (c)	3,000,000	3,022,889
New York Life Global Funding:
3 month U.S. LIBOR + 0.320% 2.5593% 8/6/21 (a)(b)(c)	6,177,000	6,186,159
2.95% 1/28/21 (c)	3,775,000	3,830,412
Protective Life Global Funding 3 month U.S. LIBOR + 0.370% 2.6734% 7/13/20 (a)(b)(c)	7,000,000	7,016,325
Reinsurance Group of America, Inc.:
5% 6/1/21	125,000	131,018
6.45% 11/15/19	1,100,000	1,108,323
Trinity Acquisition PLC 3.5% 9/15/21	650,000	663,709
		58,756,281
Thrifts & Mortgage Finance - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 10/15/25	701,137	709,146
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/23 (c)	370,000	385,537
		1,094,683

TOTAL FINANCIALS		995,490,651

HEALTH CARE - 1.4%
Biotechnology - 0.1%
AbbVie, Inc.:
2.3% 5/14/21	850,000	852,123
2.9% 11/6/22	1,740,000	1,771,029
3.2% 11/6/22	170,000	174,152
Baxalta, Inc. 3.6% 6/23/22	265,000	272,216
Biogen, Inc. 2.9% 9/15/20	510,000	513,112
Celgene Corp.:
2.75% 2/15/23	605,000	617,900
2.875% 8/15/20	1,203,000	1,210,237
2.875% 2/19/21	1,110,000	1,121,828
3.25% 2/20/23	185,000	192,353
3.55% 8/15/22	600,000	624,854
3.625% 5/15/24	160,000	169,557
		7,519,361
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories 2.9% 11/30/21	1,075,000	1,095,918
Becton, Dickinson & Co.:
3 month U.S. LIBOR + 0.875% 3.1939% 12/29/20 (a)(b)	8,326,000	8,328,414
2.404% 6/5/20	1,195,000	1,196,385
2.675% 12/15/19	1,785,000	1,786,403
2.894% 6/6/22	675,000	686,135
3.125% 11/8/21	350,000	356,463
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.1685% 3/19/21 (a)(b)	3,220,000	3,216,274
		16,665,992
Health Care Providers & Services - 0.5%
AmerisourceBergen Corp. 3.5% 11/15/21	610,000	624,698
Anthem, Inc. 2.5% 11/21/20	1,095,000	1,100,485
Cardinal Health, Inc.:
2.616% 6/15/22	115,000	115,794
3.079% 6/15/24	695,000	704,470
3.5% 11/15/24	390,000	400,883
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 3.083% 3/9/20 (a)(b)	62,000	62,138
3 month U.S. LIBOR + 0.720% 3.173% 3/9/21 (a)(b)	6,025,000	6,051,131
2.625% 8/15/24	335,000	336,920
3.35% 3/9/21	1,556,000	1,584,383
3.7% 3/9/23	1,940,000	2,028,653
Elanco Animal Health, Inc.:
3.912% 8/27/21	1,310,000	1,335,261
4.272% 8/28/23	725,000	759,368
Express Scripts Holding Co.:
3 month U.S. LIBOR + 0.750% 2.8741% 11/30/20 (a)(b)	14,665,000	14,667,286
3.9% 2/15/22	585,000	609,691
Humana, Inc.:
2.9% 12/15/22	160,000	163,236
3.15% 12/1/22	315,000	323,243
3.85% 10/1/24	60,000	63,493
McKesson Corp. 3.65% 11/30/20	1,380,000	1,403,405
Medco Health Solutions, Inc. 4.125% 9/15/20	710,000	722,104
		33,056,642
Life Sciences Tools & Services - 0.0%
Life Technologies Corp. 5% 1/15/21	3,015,000	3,105,217
Pharmaceuticals - 0.6%
Actavis Funding SCS 3.45% 3/15/22	615,000	631,567
Allergan PLC 3.25% 10/1/22	185,000	189,078
Bayer U.S. Finance II LLC:
3 month U.S. LIBOR + 0.630% 2.9793% 6/25/21 (a)(b)(c)	11,230,000	11,232,478
3.5% 6/25/21 (c)	855,000	873,107
Bristol-Myers Squibb Co.:
2.55% 5/14/21 (c)	9,104,000	9,213,342
2.6% 5/16/22 (c)	635,000	646,931
2.9% 7/26/24 (c)	840,000	870,926
EMD Finance LLC 2.95% 3/19/22 (c)	430,000	436,323
Perrigo Finance PLC 3.5% 12/15/21	400,000	401,804
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	4,480,000	4,479,014
2.4% 9/23/21	1,000,000	1,003,100
2.875% 9/23/23	115,000	117,623
Takeda Pharmaceutical Co. Ltd. 4% 11/26/21 (c)	1,550,000	1,606,154
Teva Pharmaceutical Finance Netherlands III BV 2.2% 7/21/21	85,000	79,581
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 2.5759% 8/20/21 (a)(b)	10,000,000	9,950,469
		41,731,497

TOTAL HEALTH CARE		102,078,709

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.2%
General Dynamics Corp. 3 month U.S. LIBOR + 0.380% 2.561% 5/11/21 (a)(b)	550,000	552,606
Harris Corp. 2.7% 4/27/20	1,090,000	1,092,361
Northrop Grumman Corp.:
2.08% 10/15/20	1,600,000	1,600,629
2.55% 10/15/22	785,000	797,178
United Technologies Corp. 3 month U.S. LIBOR + 0.650% 2.8184% 8/16/21 (a)(b)	10,750,000	10,751,299
		14,794,073
Airlines - 0.0%
Delta Air Lines, Inc.:
2.6% 12/4/20	290,000	290,924
2.875% 3/13/20	1,955,000	1,955,344
Southwest Airlines Co. 2.75% 11/6/19	140,000	140,029
		2,386,297
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 2.5% 8/15/24	880,000	896,013
Industrial Conglomerates - 0.3%
General Electric Co. 2.7% 10/9/22	390,000	387,463
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.280% 2.5458% 10/30/19 (a)(b)	5,000,000	5,002,786
3 month U.S. LIBOR + 0.370% 2.557% 8/8/22 (a)(b)	9,078,000	9,101,140
Roper Technologies, Inc.:
2.35% 9/15/24	365,000	366,441
3% 12/15/20	475,000	479,776
3.125% 11/15/22	1,505,000	1,545,856
3.65% 9/15/23	270,000	284,427
		17,167,889
Machinery - 0.3%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.230% 2.6403% 3/15/21 (a)(b)	5,000,000	5,001,250
3 month U.S. LIBOR + 0.250% 2.3823% 8/26/20 (a)(b)	5,000,000	5,005,566
3 month U.S. LIBOR + 0.280% 2.7516% 9/7/21 (a)(b)	6,790,000	6,794,157
2.95% 2/26/22	1,040,000	1,066,192
Westinghouse Air Brake Co. 3 month U.S. LIBOR + 1.050% 3.7103% 9/15/21 (a)(b)	5,428,000	5,428,442
		23,295,607
Professional Services - 0.0%
Equifax, Inc.:
3 month U.S. LIBOR + 0.870% 3.0281% 8/15/21 (a)(b)	610,000	608,865
2.3% 6/1/21	975,000	973,746
3.6% 8/15/21	570,000	582,558
		2,165,169
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 2.75% 9/26/20	1,380,000	1,381,822
Kansas City Southern 2.35% 5/15/20	1,930,000	1,928,929
Penske Truck Leasing Co. LP:
3.2% 7/15/20 (c)	1,710,000	1,716,742
3.3% 4/1/21 (c)	1,160,000	1,178,214
3.65% 7/29/21 (c)	385,000	394,075
Union Pacific Corp. 3.2% 6/8/21	1,205,000	1,228,318
		7,828,100
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/20	1,285,000	1,284,199
2.5% 3/1/21	275,000	276,173
3.5% 1/15/22	560,000	575,690
GATX Corp. 2.6% 3/30/20	1,445,000	1,446,286
		3,582,348

TOTAL INDUSTRIALS		72,115,496

INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.2%
Avnet, Inc. 3.75% 12/1/21	530,000	542,812
Jabil, Inc. 5.625% 12/15/20	485,000	503,472
Keysight Technologies, Inc. 3.3% 10/30/19	3,710,000	3,710,510
Tyco Electronics Group SA 3 month U.S. LIBOR + 0.450% 2.9285% 6/5/20 (a)(b)	5,261,000	5,266,261
		10,023,055
IT Services - 0.2%
DXC Technology Co. 3 month U.S. LIBOR + 0.950% 3.4703% 3/1/21 (a)(b)	1,431,000	1,431,001
Fidelity National Information Services, Inc.:
2.25% 8/15/21	1,380,000	1,382,854
3.625% 10/15/20	260,000	263,908
Fiserv, Inc. 2.75% 7/1/24	1,820,000	1,859,583
Global Payments, Inc. 2.65% 2/15/25	800,000	804,294
IBM Corp.:
2.5% 1/27/22	460,000	466,007
2.8% 5/13/21	10,000,000	10,129,814
2.85% 5/13/22	725,000	741,587
2.875% 11/9/22	125,000	128,226
		17,207,274
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. 2.85% 3/12/20	3,085,000	3,093,818
Microchip Technology, Inc. 3.922% 6/1/21	1,460,000	1,491,203
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (c)	795,000	815,849
4.625% 6/1/23 (c)	825,000	882,048
		6,282,918
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 2.1% 10/4/19 (c)	595,000	594,825
Xerox Corp. 5.625% 12/15/19	1,125,000	1,132,875
		1,727,700

TOTAL INFORMATION TECHNOLOGY		35,240,947

MATERIALS - 0.4%
Chemicals - 0.2%
Braskem Finance Ltd. 5.75% 4/15/21 (Reg. S)	1,700,000	1,749,088
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3 month U.S. LIBOR + 0.750% 3.0031% 5/1/20 (a)(b)(c)	7,000,000	7,017,721
CNAC HK Finbridge Co. Ltd.:
3% 7/19/20 (Reg. S)	825,000	826,947
4.125% 3/14/21 (Reg. S)	765,000	779,105
DowDuPont, Inc. 3.766% 11/15/20	1,105,000	1,127,795
International Flavors & Fragrances, Inc. 3.4% 9/25/20	415,000	420,496
LyondellBasell Industries NV 6% 11/15/21	815,000	872,741
Solvay Finance America LLC 3.4% 12/3/20 (c)	2,075,000	2,103,948
Syngenta Finance NV:
3.698% 4/24/20 (c)	940,000	943,627
3.933% 4/23/21 (c)	735,000	747,876
		16,589,344
Construction Materials - 0.1%
Martin Marietta Materials, Inc.:
3 month U.S. LIBOR + 0.500% 2.8866% 12/20/19 (a)(b)	600,000	600,175
3 month U.S. LIBOR + 0.650% 2.7995% 5/22/20 (a)(b)	330,000	330,410
Vulcan Materials Co.:
3 month U.S. LIBOR + 0.600% 3.0103% 6/15/20 (a)(b)	790,000	790,797
3 month U.S. LIBOR + 0.650% 3.1703% 3/1/21 (a)(b)	1,620,000	1,621,106
		3,342,488
Containers & Packaging - 0.0%
Packaging Corp. of America 2.45% 12/15/20	555,000	555,644
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.75% 4/10/22 (c)	400,000	411,485
4.125% 9/27/22 (c)	624,000	650,998
ArcelorMittal SA:
5.5% 3/1/21 (a)	1,325,000	1,382,428
6.25% 2/25/22 (a)	310,000	336,450
Southern Copper Corp. 5.375% 4/16/20	510,000	519,722
Vale Overseas Ltd. 4.375% 1/11/22	1,520,000	1,570,825
		4,871,908

TOTAL MATERIALS		25,359,384

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,105,000	1,118,677
Crown Castle International Corp.:
2.25% 9/1/21	1,195,000	1,195,096
3.4% 2/15/21	860,000	872,890
Highwoods/Forsyth LP 3.625% 1/15/23	515,000	534,837
Ventas Realty LP 3.1% 1/15/23	180,000	185,248
		3,906,748
Real Estate Management & Development - 0.0%
WEA Finance LLC/Westfield UK & Europe Finance PLC:
2.7% 9/17/19 (c)	1,820,000	1,820,112
3.25% 10/5/20 (c)	235,000	237,788
		2,057,900

TOTAL REAL ESTATE		5,964,648

UTILITIES - 1.1%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	186,062
Duke Energy Corp. 3.55% 9/15/21	330,000	338,059
Edison International:
2.125% 4/15/20	1,140,000	1,135,087
2.4% 9/15/22	530,000	526,839
EDP Finance BV:
4.125% 1/15/20 (c)	425,000	425,043
4.9% 10/1/19 (c)	775,000	776,139
FirstEnergy Corp. 2.85% 7/15/22	885,000	902,667
Florida Power & Light Co. 3 month U.S. LIBOR + 0.400% 2.6393% 5/6/22 (a)(b)	4,252,000	4,253,153
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.9613% 3/27/20 (a)(b)	1,770,000	1,770,220
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.550% 2.6944% 8/28/21 (a)(b)	1,285,000	1,284,695
PNM Resources, Inc. 3.25% 3/9/21	995,000	1,006,332
Southern Co. 2.35% 7/1/21	280,000	280,805
State Grid Overseas Investment Ltd. 2.25% 5/4/20 (c)	2,235,000	2,234,269
Vistra Operations Co. LLC 3.55% 7/15/24 (c)	910,000	920,123
		16,039,493
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp. 4.5% 1/15/21	590,000	605,335
ENN Energy Holdings Ltd.:
3.25% 10/23/19 (Reg. S)	900,000	901,688
6% 5/13/21 (c)	350,000	368,433
WGL Holdings, Inc.:
3 month U.S. LIBOR + 0.400% 2.5174% 11/29/19 (a)(b)	7,042,000	7,038,722
3 month U.S. LIBOR + 0.550% 2.9858% 3/12/20 (a)(b)	7,520,000	7,506,398
		16,420,576
Independent Power and Renewable Electricity Producers - 0.0%
Exelon Generation Co. LLC:
2.95% 1/15/20	1,340,000	1,342,594
5.2% 10/1/19	150,000	150,317
NRG Energy, Inc. 3.75% 6/15/24 (c)	535,000	553,619
		2,046,530
Multi-Utilities - 0.7%
CenterPoint Energy, Inc. 3.6% 11/1/21	455,000	468,034
Consolidated Edison Co. of New York, Inc. 3 month U.S. LIBOR + 0.400% 2.7493% 6/25/21 (a)(b)	11,500,000	11,541,630
Dominion Energy, Inc.:
3 month U.S. LIBOR + 0.400% 2.9203% 12/1/20 (a)(b)(c)	10,000,000	9,982,881
2.579% 7/1/20 (a)	2,335,000	2,338,984
2.715% 8/15/21	3,153,000	3,179,523
San Diego Gas & Electric Co. 1.914% 2/1/22	171,431	168,216
Sempra Energy:
3 month U.S. LIBOR + 0.500% 2.8034% 1/15/21 (a)(b)	15,575,000	15,551,664
1.625% 10/7/19	1,755,000	1,753,701
2.85% 11/15/20	1,830,000	1,844,808
2.875% 10/1/22	535,000	543,558
		47,372,999

TOTAL UTILITIES		81,879,598

TOTAL NONCONVERTIBLE BONDS
(Cost $1,731,168,934)		1,737,258,865

U.S. Treasury Obligations - 2.8%
U.S. Treasury Notes:
1.125% 2/28/21	$10,000,000	$9,925,000
1.75% 6/15/22	9,360,000	9,440,438
1.75% 7/15/22	11,060,000	11,155,479
2.125% 5/15/22	14,690,000	14,947,649
2.25% 4/15/22	23,070,000	23,535,005
2.375% 3/15/22	9,555,000	9,774,466
2.5% 1/15/22	11,100,000	11,360,590
2.5% 2/15/22	17,605,000	18,038,248
2.625% 12/15/21 (d)	24,315,000	24,939,022
2.75% 11/30/20	68,000,000	68,868,594
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $199,757,494)		201,984,491

U.S. Government Agency - Mortgage Securities - 0.6%
Fannie Mae - 0.4%
12 month U.S. LIBOR + 1.528% 4.305% 7/1/35 (a)(b)	8,082	8,423
12 month U.S. LIBOR + 1.557% 4.446% 12/1/35 (a)(b)	6,437	6,696
12 month U.S. LIBOR + 1.655% 4.369% 8/1/37 (a)(b)	3,401	3,558
12 month U.S. LIBOR + 1.690% 4.565% 5/1/38 (a)(b)	43,720	45,673
12 month U.S. LIBOR + 1.788% 4.743% 5/1/38 (a)(b)	12,963	13,569
12 month U.S. LIBOR + 1.830% 4.719% 4/1/38 (a)(b)	18,612	19,449
12 month U.S. LIBOR + 1.853% 4.521% 8/1/38 (a)(b)	10,109	10,611
12 month U.S. LIBOR + 1.888% 4.781% 5/1/38 (a)(b)	25,402	26,668
12 month U.S. LIBOR + 2.040% 4.915% 12/1/36 (a)(b)	6,813	7,126
6 month U.S. LIBOR + 1.363% 4.115% 10/1/33 (a)(b)	39,839	40,991
3% 2/1/30 to 2/1/33	761,778	783,179
3.5% 11/1/26 to 6/1/49	5,474,320	5,669,868
4% 6/1/33 to 8/1/49	5,831,540	6,099,987
4.5% 11/1/20 to 12/1/48	8,057,727	8,516,066
5% 5/1/20 to 2/1/49	2,906,455	3,133,385
5.5% 7/1/20 to 5/1/40	2,544,653	2,810,210
6% 1/1/22 to 2/1/49	2,340,775	2,639,353
6.5% 7/1/32 to 12/1/32	106,338	120,183

TOTAL FANNIE MAE		29,954,995

Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.591% 4.341% 9/1/35 (a)(b)	3,721	3,869
12 month U.S. LIBOR + 1.625% 4.315% 7/1/38 (a)(b)	24,224	25,242
12 month U.S. LIBOR + 1.625% 4.5% 6/1/38 (a)(b)	34,664	36,162
12 month U.S. LIBOR + 1.726% 4.48% 7/1/35 (a)(b)	11,929	12,482
12 month U.S. LIBOR + 1.733% 4.563% 10/1/36 (a)(b)	29,811	31,157
12 month U.S. LIBOR + 1.733% 4.858% 2/1/37 (a)(b)	5,401	5,641
12 month U.S. LIBOR + 1.734% 4.644% 5/1/38 (a)(b)	13,083	13,659
12 month U.S. LIBOR + 1.747% 4.871% 2/1/37 (a)(b)	7,778	8,127
12 month U.S. LIBOR + 1.775% 4.65% 5/1/37 (a)(b)	11,239	11,786
12 month U.S. LIBOR + 1.979% 4.848% 11/1/36 (a)(b)	4,393	4,602
12 month U.S. LIBOR + 2.055% 4.928% 12/1/36 (a)(b)	6,405	6,708
12 month U.S. LIBOR + 2.083% 5.207% 2/1/38 (a)(b)	28,096	29,516
12 month U.S. LIBOR + 2.163% 5.203% 2/1/37 (a)(b)	13,879	14,535
U.S. TREASURY 1 YEAR INDEX + 2.347% 4.847% 11/1/34 (a)(b)	14,806	15,473
4.5% 10/1/19	382	382
5% 10/1/22 to 12/1/23	184,114	190,320
5.5% 11/1/21 to 10/1/38	36,871	38,438
6% 7/1/21 to 1/1/38	149,198	167,092
7% 3/1/39	205,000	235,676
7.5% 6/1/38	220,000	253,561

TOTAL FREDDIE MAC		1,104,428

Ginnie Mae - 0.2%
6% 7/15/36	263,781	296,082
4% 2/20/48 to 3/20/49	719,494	751,766
4.5% 9/20/40 to 4/20/49	3,764,258	3,958,874
5% 12/20/34 to 11/20/48	5,975,783	6,342,283
5.5% 9/15/45 to 3/20/48	831,608	916,225

TOTAL GINNIE MAE		12,265,230

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $42,999,353)		43,324,653

Asset-Backed Securities - 7.5%
Allegro CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 0.840% 3.1155% 7/25/27 (a)(b)(c)	$1,225,000	$1,221,204
Ally Auto Receivables Trust:
Series 2016-1 Class D, 2.84% 9/15/22	390,000	390,075
Series 2017-2:
Class C, 2.46% 9/15/22	745,000	747,680
Class D, 2.93% 11/15/23	200,000	201,605
Series 2019-1 Class A2, 2.85% 3/15/22	7,858,994	7,885,575
Series 2019-2 Class A2, 2.34% 6/15/22	5,000,000	5,012,379
Ally Master Owner Trust:
Series 2018-1 Class A1:
1 month U.S. LIBOR + 0.280% 2.4751% 1/17/23 (a)(b)	8,383,000	8,379,878
2.7% 1/17/23	1,905,000	1,923,709
Series 2018-3 Class A, 1 month U.S. LIBOR + 0.320% 2.5151% 7/15/22 (a)(b)	5,000,000	5,001,812
Series 2018-4 Class A, 3.3% 7/17/23	640,000	654,807
American Credit Acceptance Receivables Trust Series 2019-3 Class A, 2.44% 12/12/22 (c)	2,870,000	2,870,359
American Express Credit Account Master Trust Series 2019-1 Class A, 2.87% 10/15/24	1,749,000	1,801,203
AmeriCredit Automobile Receivables Trust:
Series 2015, Class D, 3% 6/8/21	540,000	540,483
Series 2015-3 Class D, 3.34% 8/8/21	680,000	682,652
Series 2016-1 Class C, 2.89% 1/10/22	1,709,846	1,713,744
Series 2016-3 Class D, 2.71% 9/8/22	810,000	816,658
Series 2016-4:
Class A3, 1.53% 7/8/21	102,168	102,131
Class D, 2.74% 12/8/22	2,320,000	2,336,031
Series 2017-1:
Class C, 2.71% 8/18/22	240,000	242,036
Class D, 3.13% 1/18/23	1,330,000	1,348,022
Series 2017-3:
Class B, 2.24% 6/19/23	395,000	395,751
Class C, 2.69% 6/19/23	420,000	424,671
Class D, 3.18% 7/18/23	1,355,000	1,374,697
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,700,183
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (c)	1,730,000	1,777,437
ARI Fleet Lease Trust:
Series 2017-A Class A2, 1.91% 4/15/26 (c)	78,591	78,434
Series 2018-A Class A2, 2.55% 10/15/26 (c)	560,940	561,634
Ascentium Equipment Receivables LLC:
Series 2017-1A Class A3, 2.29% 6/10/21 (c)	212,741	212,793
Series 2018-1A Class A2, 2.92% 12/10/20 (c)	196,261	196,575
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2014-2A Class A, 2.5% 2/20/21 (c)	2,685,000	2,685,481
Series 2015-2A Class A, 2.63% 12/20/21 (c)	510,000	512,686
Series 2016-1A Class A, 2.99% 6/20/22 (c)	610,000	617,483
Series 2017-1A Class B, 3.41% 9/20/23 (c)	540,000	553,532
Series 2017-2A Class A, 2.97% 3/20/24 (c)	905,000	930,287
Series 2019-1A Class B, 3.7% 3/20/23 (c)	245,000	251,722
Series 2019-2A Class A, 3.35% 9/22/25 (c)	650,000	682,414
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 3.0776% 1/20/28 (a)(b)(c)	1,525,000	1,517,494
Bank of The West Auto Trust Series 2019-1 Class A2, 2.4% 10/17/22 (c)	1,361,000	1,363,082
Barclays Dryrock Issuance Trust Series 2019-1 Class A, 1.96% 5/15/25	3,210,000	3,221,671
Bayview Opportunity Master Fund Series 2017-SPL4 Class A, 3.5% 1/28/55 (c)	384,779	391,540
Bayview Opportunity Master Fund Trust 3.5% 1/28/58 (a)(c)	1,267,935	1,293,279
Bayview Opportunity Master Funding Trust Series 2017-SPL5 Class A, 3.5% 6/28/57 (c)	1,089,035	1,110,186
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 3.2296% 7/18/27 (a)(b)(c)	1,595,000	1,587,534
BMW Floorplan Master Owner Trust Series 2018-1 Class A2, 1 month U.S. LIBOR + 0.320% 2.5151% 5/15/23 (a)(b)(c)	6,174,000	6,175,894
BMW Vehicle Lease Trust:
Series 2018-1 Class A2, 2.97% 12/21/20	3,887,056	3,897,800
Series 2019-1 Class A2, 2.79% 3/22/21	5,000,000	5,018,321
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (c)	348,891	357,131
Canadian Pacer Auto Receivables Trust:
Series 2018-1A Class A2B, 1 month U.S. LIBOR + 0.230% 2.412% 8/19/20 (a)(b)(c)	536,506	536,459
Series 2018-2A Class A2B, 1 month U.S. LIBOR + 0.180% 2.362% 6/21/21 (a)(b)(c)	3,672,426	3,670,177
Series 2019-1A Class A2, 2.78% 3/21/22 (c)	4,342,000	4,361,027
Capital Auto Receivables Asset Trust:
Series 2016-2 Class A4, 1.63% 1/20/21	66,571	66,528
Series 2017-1:
Class B, 2.43% 5/20/22 (c)	145,000	145,653
Class C, 2.7% 9/20/22 (c)	235,000	237,543
Series 2018-2:
Class B, 3.48% 10/20/23 (c)	370,000	375,453
Class C, 3.69% 12/20/23 (c)	460,000	467,592
Capital One Multi-Asset Execution Trust:
Series 2016-16 Class A2, 1 month U.S. LIBOR + 0.630% 2.8251% 2/15/24 (a)(b)	13,275,000	13,377,908
Series 2019-A2 Class A2, 1.72% 8/15/24	1,790,000	1,789,549
Capital One Prime Auto Receivables Trust Series 2019-1 Class A2, 2.58% 4/15/22	8,775,000	8,816,949
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 3.2558% 7/28/28 (a)(b)(c)	1,615,000	1,616,607
Carmax Auto Owner Trust Series 2015-4 Class D, 3% 5/16/22	235,000	235,079
CarMax Auto Owner Trust:
Series 2017-4:
Class A2A, 1.8% 4/15/21	325,357	325,276
Class C, 2.7% 10/16/23	205,000	206,772
Series 2018-3 Class A2A, 2.88% 10/15/21	2,997,499	3,005,039
Series 2018-4 Class A2B, 1 month U.S. LIBOR + 0.200% 2.3951% 2/15/22 (a)(b)	4,038,341	4,040,359
Series 2019-1 Class A2A, 3.02% 7/15/22	4,929,897	4,955,337
Series 2019-2 Class A2A, 2.69% 7/15/22	3,000,000	3,018,892
Chesapeake Funding II LLC:
Series 2017-2A Class A2, 1 month U.S. LIBOR + 0.450% 2.6451% 5/15/29 (a)(b)(c)	4,504,753	4,501,826
Series 2017-4A Class A2, 1 month U.S. LIBOR + 0.340% 2.5351% 11/15/29 (a)(b)(c)	2,067,849	2,066,727
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 2.6751% 1/15/31 (a)(b)(c)	2,524,933	2,522,193
Series 2019-1A Class A1, 2.94% 4/15/31 (c)	3,703,931	3,764,781
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A3, 1.64% 7/15/21 (c)	23,220	23,206
Citibank Credit Card Issuance Trust Series 2017-A4 Class A4, 1 month U.S. LIBOR + 0.220% 2.443% 4/7/22 (a)(b)	10,000,000	10,007,898
CNH Equipment Trust:
Series 2015-C Class B, 2.4% 2/15/23	1,265,000	1,264,844
Series 2018-A Class B, 3.47% 10/15/25	380,000	392,456
Series 2019-A Class A2, 2.96% 5/16/22	4,000,000	4,023,075
Series 2019-B Class A2, 2.55% 9/15/22	7,000,000	7,032,232
Cole Park CLO Ltd. Series 2015-1A Class AR, 3 month U.S. LIBOR + 1.050% 3.3276% 10/20/28 (a)(b)(c)	1,610,000	1,612,711
Dell Equipment Finance Trust:
Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.300% 2.47% 10/22/20 (a)(b)(c)	4,448,926	4,449,638
Series 2018-2 Class A2 3.16% 2/22/21 (c)	4,026,874	4,051,314
Series 2019-1 Class A2, 2.78% 8/23/21 (c)	4,000,000	4,028,265
Discover Card Master Trust Series 2019-A2 Class A, 1 month U.S. LIBOR + 0.270% 2.4651% 12/15/23 (a)(b)	10,000,000	10,015,997
DLL Securitization Trust Series 2019-MA2 Class A2, 2.27% 5/20/22 (c)	3,921,000	3,925,967
DT Auto Owner Trust Series 2019-3A Class A, 2.55% 8/15/22 (c)	3,479,369	3,482,608
Elara HGV Timeshare Issuer Series 2017-A Class A, 2.69% 3/25/30 (c)	235,865	238,674
Elara HGV Timeshare Issuer Trust Series 2014-A Class A, 2.53% 2/25/27 (c)	71,059	71,048
Enterprise Fleet Financing LLC:
Series 2016-2 Class A2, 1.74% 2/22/22 (c)	55,311	55,285
Series 2017-1 Class A2, 2.13% 7/20/22 (c)	88,128	88,096
Series 2017-2 Class A2, 1.97% 1/20/23 (c)	157,276	157,092
Series 2017-3 Class A2, 2.13% 5/22/23 (c)	730,882	730,404
Series 2018-1 Class A2, 2.87% 10/20/23 (c)	406,581	408,544
Series 2018-2 Class A2, 3.14% 2/20/24 (c)	769,828	776,156
Series 2019-1 Class A2, 2.98% 10/22/24 (c)	3,312,000	3,358,045
Fannie Mae Connecticut Avenue Securities 1 month U.S. LIBOR + 0.750% 2.8953% 2/25/30 (a)(b)	113,013	113,000
Fifth Third Auto Trust Series 2019-1 Class A2A, 2.66% 5/16/22	5,000,000	5,023,193
Ford Credit Auto Lease Trust:
Series 2017-B Class A4, 2.17% 2/15/21	545,000	544,887
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.350% 2.4151% 12/15/20 (a)(b)	1,833,334	1,833,387
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.200% 2.3551% 4/15/21 (a)(b)	5,525,606	5,523,946
Series 2019-B Class A2A, 2.28% 2/15/22	3,372,000	3,376,368
Ford Credit Floorplan Master Owner Trust:
Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.570% 2.7651% 1/15/22 (a)(b)	7,054,000	7,064,465
Series 2016-5 Class B, 2.16% 11/15/21	920,000	919,449
Series 2017-1 Class A2, 1 month U.S. LIBOR + 0.420% 2.6151% 5/15/22 (a)(b)	10,000,000	10,009,928
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.350% 2.5451% 9/15/22 (a)(b)	10,000,000	10,007,633
GM Financial Automobile Leasing Trust:
Series 2017-3 Class C, 2.73% 9/20/21	300,000	300,369
Series 2018-1 Class A2A, 2.39% 4/20/20	378,659	378,669
Series 2018-2:
Class A2A, 2.83% 7/20/20	1,544,440	1,545,593
Class C, 3.5% 4/20/22	470,000	476,185
Series 2018-3 Class A2B, 1 month U.S. LIBOR + 0.170% 2.3421% 9/21/20 (a)(b)	4,867,751	4,868,411
Series 2019-1:
Class A2A, 2.91% 4/20/21	5,250,000	5,267,976
Class C, 3.56% 12/20/22	835,000	853,366
3.11% 12/20/21	435,000	437,985
GM Financial Securitized Auto Receivables Trust Series 2017-3A Class C, 2.52% 3/16/23 (c)	245,000	246,456
GM Financial Securitized Term Auto Receivables Trust:
Series 2018-2 Class A2B, 1 month U.S. LIBOR + 0.120% 2.3274% 5/17/21 (a)(b)	3,054,883	3,054,206
Series 2018-4 Class A2, 2.93% 11/16/21	1,748,925	1,753,496
Series 2019-1 Class A2, 2.99% 3/16/22	3,318,319	3,330,400
GM Financial Securitized Term Automobile Recievables Trust Series 2018-1 Class A2A, 2.08% 1/19/21	2,279,563	2,279,098
GMF Floorplan Owner Revolving Trust:
Series 2017-1:
Class A2, 1 month U.S. LIBOR + 0.570% 2.7651% 1/18/22 (a)(b)(c)	10,000,000	10,009,135
Class C, 2.97% 1/18/22 (c)	575,000	575,947
Series 2017-2 Class A2, 1 month U.S. LIBOR + 0.430% 2.6251% 7/15/22 (a)(b)(c)	10,000,000	10,012,922
Series 2018-4 Class A1, 3.5% 9/15/23 (c)	2,850,000	2,935,732
Series 2019-1 Class A, 2.7% 4/15/24 (c)	710,000	723,470
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 3.4276% 10/20/28 (a)(b)(c)	930,000	930,778
GreatAmerica Leasing Receivables Funding LLC:
Series 2017-1 Class A3, 2.06% 6/22/20 (c)	22,674	22,661
2.6% 6/15/21 (c)	390,000	391,001
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class AI, 4.25% 6/20/48 (c)	936,067	955,575
Hilton Grand Vacations Trust:
Series 2014-AA Class A, 1.77% 11/25/26 (c)	111,725	111,275
Series 2017-AA:
Class A, 2.66% 12/26/28 (c)	121,187	121,832
Class B, 2.96% 12/26/28 (a)(c)	83,167	83,548
Honda Auto Receivables Owner Trust Series 2019-2 Class A2, 2.57% 12/21/21	5,000,000	5,024,571
Hyundai Auto Lease Securitization Trust:
Series 2018-A Class A2A, 2.55% 8/17/20 (c)	1,194,313	1,194,534
Series 2019-A Class A2, 2.92% 7/15/21 (c)	7,000,000	7,042,096
Hyundai Auto Receivables Trust:
Series 2017-A Class B, 2.38% 4/17/23	340,000	341,561
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.120% 2.3151% 4/15/21 (a)(b)	3,059,489	3,058,593
Series 2019-A:
Class A2, 2.67% 12/15/21	5,000,000	5,022,221
Class B, 2.94% 5/15/25	635,000	650,853
John Deere Owner Trust:
Series 2018-A Class A2, 2.42% 10/15/20	1,741,383	1,741,553
Series 2018-B Class A2, 2.83% 4/15/21	3,124,063	3,129,431
Series 2019-A Class A2, 2.85% 12/15/21	4,655,000	4,679,013
Series 2019-B Class A2, 2.28% 5/16/22	4,073,000	4,086,758
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 3.1223% 1/16/28 (a)(b)(c)	1,620,000	1,609,070
Kubota Credit Owner Trust Series 2019-1A Class A3, 2.46% 10/16/23 (c)	2,870,000	2,912,040
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 3.4676% 10/21/30 (a)(b)(c)	1,165,000	1,164,395
Magnetite CLO Ltd. Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.0996% 1/18/28 (a)(b)(c)	2,045,000	2,038,178
Mercedes-Benz Auto Lease Trust Series 2019-A:
Class A2, 3.01% 2/16/21	5,470,492	5,485,080
Class A3, 3.1% 11/15/21	2,592,000	2,622,526
Mercedes-Benz Master Owner Trust Series 2017-BA Class A, 1 month U.S. LIBOR + 0.420% 2.6151% 5/16/22 (a)(b)(c)	10,000,000	10,012,161
MMAF Equipment Finance LLC Series 2017-AA Class A3, 2.04% 2/16/22 (c)	230,275	229,924
MVW Owner Trust:
Series 2013-1A Class A, 2.15% 4/22/30 (c)	34,168	34,086
Series 2014-1A Class A, 2.25% 9/22/31 (c)	123,821	123,691
Series 2015-1A Class A, 2.52% 12/20/32 (c)	294,412	294,531
Series 2017-1A:
Class A, 2.42% 12/20/34 (c)	874,531	879,147
Class B, 2.75% 12/20/34 (c)	51,443	51,595
Class C, 2.99% 12/20/34 (c)	123,463	123,328
Navient Private Education Refi Loan Trust Series 2018-A Class A1, 2.53% 2/18/42 (c)	483,514	484,071
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.4453% 7/26/66 (a)(b)(c)	849,510	849,641
Class A2, 1 month U.S. LIBOR + 0.600% 2.7453% 7/26/66 (a)(b)(c)	6,820,000	6,836,846
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.240% 2.3853% 9/27/66 (a)(b)(c)	768,433	767,675
Series 2017-A Class A2A, 2.88% 12/16/58 (c)	2,005,000	2,045,709
Series 2018-4A Class A1, 1 month U.S. LIBOR + 0.250% 2.3953% 6/27/67 (a)(b)(c)	4,896,717	4,890,600
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 2.4153% 2/27/68 (a)(b)(c)	760,220	760,251
Series 2019-CA Class A1, 2.82% 2/15/68 (c)	1,443,164	1,458,052
Series 2019-EA Class A1, 2.39% 5/15/68 (c)	1,910,000	1,914,433
Navistar Financial Dealer Note Master Trust Series 2018-1 Class A, 1 month U.S. LIBOR + 0.630% 2.896% 9/25/23 (a)(b)(c)	4,181,000	4,186,473
Nelnet Student Loan Trust Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 2.5231% 3/22/32 (a)(b)	822,930	793,886
Neuberger Berman CLO Ltd. Series 2017-16SA Class A, 3 month U.S. LIBOR + 0.850% 3.1534% 1/15/28 (a)(b)(c)	915,000	910,363
Neuberger Berman CLO XIX Ltd. Series 2015-19A Class A1R2, 3 month U.S. LIBOR + 0.800% 3.1034% 7/15/27 (a)(b)(c)	1,590,000	1,584,400
New Residential Mortgage Loan Trust Series 2019-NQM3:
Class A1, 2.8018% 7/25/49 (c)	1,285,430	1,291,636
Class A3, 3.0864% 7/25/49 (c)	509,321	511,763
Nissan Auto Lease Trust Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.210% 2.3451% 2/16/21 (a)(b)	4,001,506	3,997,390
Nissan Auto Receivables Owner Trust Series 2016-A Class A3, 1.34% 10/15/20	9,442	9,438
Nissan Master Owner Trust Receivables:
Series 2017-B Class A, 1 month U.S. LIBOR + 0.430% 2.6251% 4/18/22 (a)(b)	10,700,000	10,715,735
Series 2017-C Class A, 1 month U.S. LIBOR + 0.320% 2.5151% 10/17/22 (a)(b)	5,000,000	5,002,481
OCP CLO Ltd.:
Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 3.3976% 7/20/29 (a)(b)(c)	2,530,000	2,522,015
Series 2015-10A Class A1R, 3 month U.S. LIBOR + 0.820% 3.0866% 10/26/27 (a)(b)(c)	1,385,000	1,380,598
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 3.4733% 10/17/29 (a)(b)(c)	1,015,000	1,013,408
Planet Fitness Master Issuer LLC Series 2018-1A Class A2I, 4.262% 9/5/48 (c)	1,186,038	1,217,776
Santander Drive Auto Receivables Series 2018-1 Class C, 2.96% 3/15/24	250,000	252,054
Santander Drive Auto Receivables Trust:
Series 2015-3 Class D, 3.49% 5/17/21	783,531	784,755
Series 2015-4 Class D, 3.53% 8/16/21	487,462	489,083
Series 2015-5 Class D, 3.65% 12/15/21	611,338	613,990
Series 2016-1 Class D, 4.02% 4/15/22	635,000	641,680
Series 2017-1 Class C, 2.58% 5/16/22	115,584	115,699
Series 2018-2 Class C, 3.35% 7/17/23	400,000	404,635
Series 2018-4 Class B, 3.27% 1/17/23	665,000	669,723
Series 2018-5 Class B, 3.52% 12/15/22	790,000	796,591
Series 2019-1:
Class B, 3.21% 9/15/23	375,000	380,952
Class C, 3.42% 4/15/25	2,620,000	2,679,646
Series 2019-2 Class B, 2.79% 1/16/24	535,000	540,847
Santander Retail Auto Lease Trust:
Series 2017-A Class C, 2.96% 11/21/22 (c)	325,000	326,848
Series 2018-A Class A2B, 1 month U.S. LIBOR + 0.270% 2.4421% 10/20/20 (a)(b)(c)	2,471,829	2,472,257
Series 2019-A:
Class A2, 2.72% 1/20/22 (c)	3,075,000	3,098,127
Class B, 3.01% 5/22/23 (c)	700,000	712,347
Series 2019-B:
Class A2A, 2.29% 4/20/22 (c)	5,000,000	5,014,073
Class C, 2.77% 8/21/23 (c)	690,000	697,080
SBA Tower Trust 2.877% 7/9/21 (c)	370,000	371,941
Securitized Term Auto Receivables Trust Series 2019-1A Class A2, 2.862% 5/25/21 (c)	3,611,633	3,620,448
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (c)	443,577	457,649
Series 2019-2A Class A, 2.59% 5/20/36 (c)	2,927,828	2,969,575
Sierra Receivables Funding Co., LLC Series 2016-2A Class A, 2.33% 7/20/33 (c)	98,368	98,250
Sierra Timeshare Receivables Funding Co. LLC:
Series 2015-1A Class A, 2.4% 3/22/32 (c)	569,064	568,573
Series 2015-2A Class 2, 2.43% 6/20/32 (c)	133,908	133,691
Series 2015-3A Class A, 2.58% 9/20/32 (c)	136,780	136,765
Series 2017-1A Class A, 2.91% 3/20/34 (c)	94,047	95,187
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 2.8803% 12/15/27 (a)(b)(c)	3,969,097	3,969,546
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 2.9603% 12/15/25 (a)(b)(c)	1,957,671	1,958,334
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 2.6128% 1/25/22 (a)(b)	665,375	647,896
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 2.9328% 1/25/22 (a)(b)	1,522,273	1,498,171
Series 2008-5 Class A4, 3 month U.S. LIBOR + 1.700% 3.9755% 7/25/23 (a)(b)	204,886	206,901
Series 2008-9 Class A, 3 month U.S. LIBOR + 1.500% 3.7755% 4/25/23 (a)(b)	148,128	149,407
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 2.5453% 3/25/25 (a)(b)	940,922	912,495
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 3.6951% 4/15/32 (a)(b)(c)	1,400,000	1,417,742
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 3.1951% 6/15/27 (a)(b)(c)	311,288	312,368
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 3.2951% 9/15/34 (a)(b)(c)	1,213,322	1,223,339
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 2.9151% 1/15/37 (a)(b)(c)	1,900,000	1,890,644
Synchrony Card Issuance Trust Series 2019-A2 Class A, 2.34% 6/15/25	1,890,000	1,913,665
Synchrony Credit Card Master Note Trust:
Series 2015-1 Class B, 2.64% 3/15/23	550,000	550,074
Series 2015-4 Class B, 2.62% 9/15/23	435,000	435,816
Series 2018-1 Class C, 3.36% 3/15/24	955,000	963,680
Tesla Auto Lease Trust Series 2018-A Class A, 2.32% 12/20/19 (c)	403,299	403,284
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (a)(c)	701,439	705,437
Series 2017-4 Class A1, 2.75% 6/25/57 (c)	335,323	339,607
Series 2017-6 Class A1, 2.75% 10/25/57 (c)	1,803,637	1,827,935
Series 2018-1 Class A1, 3% 1/25/58 (c)	367,832	374,078
Series 2018-2 Class A1, 3.25% 3/25/58 (c)	1,765,192	1,804,951
Series 2018-5 Class A1A, 3.25% 7/25/58 (a)(c)	1,680,502	1,712,353
Toyota Auto Receivables Owner Trust Series 2018-C Class A2B, 1 month U.S. LIBOR + 1.200% 2.3151% 8/16/21 (a)(b)	4,776,681	4,776,867
Verizon Owner Trust:
Series 2016-2A Class C, 2.36% 5/20/21 (c)	600,000	599,832
Series 2017-1A:
Class A, 2.06% 9/20/21 (c)	2,691,991	2,691,056
Class C, 2.65% 9/20/21 (c)	315,000	316,081
Series 2017-3A:
Class A1A, 2.06% 4/20/22 (c)	4,320,000	4,318,486
Class C, 2.53% 4/20/22 (c)	700,000	703,564
Series 2018-1A:
Class A1B, 1 month U.S. LIBOR + 0.260% 2.4321% 9/20/22 (a)(b)(c)	6,210,000	6,211,212
Class C, 3.2% 9/20/22 (c)	970,000	987,965
Series 2018-A:
Class A1A, 3.23% 4/20/23	5,132,000	5,244,452
Class A1B, 1 month U.S. LIBOR + 0.240% 2.4121% 4/20/23 (a)(b)	4,000,000	3,992,841
Series 2019-B Class A1A, 2.33% 12/20/23	955,000	964,358
Volkswagen Auto Loan Enhanced Trust Series 2018-1 Class A2B, 1 month U.S. LIBOR + 0.000% 2.3521% 7/20/21 (a)(b)	3,570,763	3,570,902
Volvo Financial Equipment LLC Series 2019-1A Class A2, 2.9% 11/15/21 (c)	3,600,000	3,615,768
Volvo Financial Equipment Master Owner Trust:
Series 2017-A Class A, 1 month U.S. LIBOR + 0.500% 2.6951% 11/15/22 (a)(b)(c)	7,547,000	7,561,600
Series 2018-A Class A, 1 month U.S. LIBOR + 0.520% 2.7151% 7/17/23 (a)(b)(c)	5,080,000	5,087,473
Wheels SPV LLC 1.88% 4/20/26 (c)	146,806	146,612
World Omni Auto Receivables Trust:
Series 2018-A Class A2, 2.19% 5/17/21	2,206,168	2,205,890
Series 2018-D Class A2B, 1 month U.S. LIBOR + 0.140% 2.3351% 4/15/22 (a)(b)	3,724,704	3,721,956
Series 2019-B Class A2, 2.63% 6/15/22	7,000,000	7,033,569
World Omni Automobile Lease Securitization Trust:
Series 2018-A Class B, 3.06% 5/15/23	280,000	282,132
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.180% 2.3751% 6/15/21 (a)(b)	4,004,008	4,002,698
Series 2019-A Class A3, 2.94% 5/16/22	2,284,000	2,321,061
TOTAL ASSET-BACKED SECURITIES
(Cost $544,860,430)		546,553,518

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 0.9%
Angel Oak Mortgage Trust:
sequential payer Series 2019-2 Class A1, 3.628% 3/25/49 (c)	949,253	968,303
Series 2019-2 Class M1, 4.065% 3/25/49 (c)	545,000	567,589
Colt 2019-2 Mortgage Loan Trus sequential payer Series 2019-2 Class A1, 3.337% 5/25/49 (c)	648,430	663,006
COLT Funding LLC sequential payer Series 2018-1:
Class A1, 2.93% 2/25/48 (c)	138,990	139,934
Class A3, 3.084% 2/25/48 (c)	49,423	49,821
Colt Funding LLC sequential payer Series 2018-2:
Class A1, 3.47% 7/27/48 (c)	873,854	889,096
Class A2, 3.542% 7/27/48 (c)	423,273	430,435
COLT Funding LLC sequential payer:
Series 2018-3 Class A2, 3.763% 10/26/48 (c)	327,613	333,131
Series 2018-4 Class A1, 4.006% 12/28/48 (c)	826,976	850,954
Series 2019-3 Class A1, 2.764% 8/25/49 (c)	2,560,202	2,577,161
COLT Mortgage Loan Trust sequential payer Series 2017-2:
Class A1A, 2.415% 10/25/47 (c)	376,083	375,884
Class A2A, 2.568% 10/25/47 (c)	159,161	159,365
Class A3A, 2.773% 10/25/47 (c)	69,312	70,292
COMM Mortgage Trust Series 2016-CR28 Class A1, 1.77% 2/10/49	79,892	79,571
Deephaven Residential Mortgage Trust:
Series 2017-1A Class A3, 3.485% 12/26/46 (a)(c)	79,940	80,352
Series 2017-3A:
Class A1, 2.577% 10/25/47 (a)(c)	410,072	408,837
Class A2, 2.711% 10/25/47 (a)(c)	34,173	34,352
Class A3, 2.813% 10/25/47 (a)(c)	32,545	32,597
Series 2018-1A Class A1, 2.976% 12/25/57 (a)(c)	364,791	365,589
Series 2018-2A Class A1, 3.479% 4/25/58 (c)	684,236	697,918
Series 2018-3A Class A3, 3.963% 8/25/58 (c)	75,451	77,465
Series 2019-1A Class A1, 3.743% 1/25/59 (c)	1,115,910	1,139,314
Series 2019-2A:
Class A3, 3.763% 4/25/59 (c)	700,936	714,487
Class M1, 3.921% 4/25/59 (c)	380,000	401,837
Fannie Mae CAS floater Series 2019-R04 Class 2M1, 1 month U.S. LIBOR + 0.750% 2.8953% 6/25/39 (a)(b)(c)	751,053	751,052
Freddie Mac STACR floater Series 2019-DNA3 Class M1, 1 month U.S. LIBOR + 0.730% 2.8753% 7/25/49 (a)(b)(c)	1,530,000	1,529,575
Freddie Mac STACR Trust floater:
Series 2018-DNA2 Class M1, 1 month U.S. LIBOR + 0.000% 2.9453% 12/25/30 (a)(b)(c)	1,676,778	1,678,566
Series 2018-HRP2:
Class M1, 1 month U.S. LIBOR + 0.850% 2.9953% 2/25/47 (a)(b)(c)	194,387	194,387
Class M2, 1 month U.S. LIBOR + 1.250% 3.3953% 2/25/47 (a)(b)(c)	700,000	702,871
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 3.5453% 2/25/49 (a)(b)(c)	630,000	629,999
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (c)	623,210	624,193
Series 2019-1 Class A32, 4% 2/25/59 (c)	515,777	533,134
Series 2019-2 Class A42, 3.5% 6/25/59 (c)	1,575,412	1,583,716
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 2.5823% 8/25/60 (a)(b)(c)	1,874,472	1,870,854
GS Mortgage-Backed Securites Trust Series 2014-EB1A Class 2A1, 2.4507% 7/25/44 (a)(c)	85,268	84,895
Holmes Master Issuer PLC floater Series 2018-2A Class A2, 3 month U.S. LIBOR + 0.420% 2.7234% 10/15/54 (a)(b)(c)	2,393,019	2,390,550
Homeward Opportunities Fund I Trust sequential payer Series 2019-1:
Class A1, 3.454% 1/25/59 (c)	1,278,483	1,300,984
Class A3, 3.606% 1/25/59 (c)	804,488	819,625
Homeward Opportunities Fund Trust sequential payer Series 2018-1:
Class A1, 3.766% 6/25/48 (c)	718,027	741,696
Class A2, 3.897% 6/25/48 (c)	575,136	596,032
Kubota Credit Owner Trust sequential payer Series 2016-1A Class A3, 1.5% 7/15/20 (c)	28,499	28,485
Lanark Master Issuer PLC floater Series 2019-1A Class 1A1, 3 month U.S. LIBOR + 0.770% 2.9023% 12/22/69 (a)(b)(c)	1,393,467	1,397,380
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (c)	473,372	479,920
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (c)	127,064	126,863
Series 2017-2 Class A1, 2.75% 7/25/59 (c)	617,788	619,936
New Residential Mortgage Loan Trust Series 2018-NQM1 Class A1, 3.986% 11/25/48 (c)	1,235,321	1,274,509
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 3.3453% 7/25/59 (a)(b)(c)	1,494,628	1,493,519
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 1.000% 3.0453% 7/25/59 (a)(b)(c)	939,990	933,425
Permanent Master Issuer PLC floater Series 2018-1A Class 1A1, 3 month U.S. LIBOR + 0.380% 2.6834% 7/15/58 (a)(b)(c)	6,992,000	6,990,574
Sequoia Mortgage Trust:
sequential payer:
Series 2018-CH1 Class A11, 3.5% 2/25/48 (c)	991,640	1,008,361
Series 2018-CH2 Class A3, 4% 6/25/48 (c)	1,390,557	1,431,277
Series 2018-CH3 Class A19, 4.5% 8/25/48 (c)	346,493	367,235
Series 2018-CH4 Class A2, 4% 10/25/48 (c)	578,976	609,298
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 2.8476% 1/21/70 (a)(b)(c)	3,667,000	3,667,847
Starvest Emerging Markets Cbo sequential payer Series 2019-IMC1 Class A1, 3.468% 2/25/49 (c)	606,561	615,546
Starwood Mortgage Residential Trust Series 2019-1:
Class A1, 2.941% 6/25/49 (c)	1,112,981	1,118,303
Class A3, 3.299% 6/25/49 (c)	763,048	766,792
Towd Point Mortgage Trust:
Series 2015-4 Class A1B, 2.75% 4/25/55 (c)	326,847	327,741
Series 2015-5 Class A1B, 2.75% 5/25/55 (c)	334,592	334,654
Series 2016-1:
Class A1B, 2.75% 2/25/55 (c)	182,377	183,065
Class A3B, 3% 2/25/55 (c)	257,586	257,738
Series 2016-2 Class A1A, 2.75% 8/25/55 (c)	240,610	242,181
Series 2016-3 Class A1, 2.25% 4/25/56 (c)	58,414	58,052
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(c)	439,502	440,504
Series 2017-3 Class A1, 2.75% 7/25/57 (a)(c)	968,215	972,608
Verus Securitization Trust:
sequential payer:
Series 2018-3 Class A1, 4.108% 10/25/58 (c)	1,175,917	1,213,052
Series 2019-1 Class A1, 3.836% 2/25/59 (c)	1,218,011	1,235,604
Series 2019-2 Class A1, 3.211% 4/25/59 (c)	908,410	919,332
Series 2018-2:
Class A1, 3.677% 6/1/58 (c)	863,810	886,847
Class A2, 3.779% 6/1/58 (c)	232,687	238,880
Class A3, 3.83% 6/1/58 (c)	146,625	150,523
Series 2019-3 Class A3, 3.04% 7/25/59 (c)	1,535,000	1,541,967
Series 2019-INV1:
Class A1, 3.402% 12/25/59 (a)(c)	674,874	694,263
Class M1, 4.034% 12/25/59 (c)	195,000	198,710
Series 2019-INV2:
Class A1, 2.913% 7/25/59 (c)	1,728,128	1,727,790
Class A2, 3.117% 7/25/59 (c)	1,036,877	1,036,345

TOTAL PRIVATE SPONSOR		63,728,545

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2017-90 Class KA, 3% 11/25/47	1,003,156	1,042,202
Series 2018-44 Class PC, 4% 6/25/44	1,669,216	1,704,747
Fannie Mae Connecticut Avenue Securities floater:
Series 19-R05 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.8953% 7/25/39 (a)(b)(c)	1,178,638	1,178,636
Series 2017-C01 Class 1M1, 1 month U.S. LIBOR + 1.300% 3.566% 7/25/29 (a)(b)	276,196	276,823
Series 2017-C02, Class 2M1, 1 month U.S. LIBOR + 1.150% 3.2953% 9/25/29 (a)(b)	442,070	442,778
Series 2017-C03 Class 1M1, 1 month U.S. LIBOR + 0.950% 3.0953% 10/25/29 (a)(b)	655,372	656,196
Series 2017-C04 Class 2M1, 1 month U.S. LIBOR + 0.850% 2.9953% 11/25/29 (a)(b)	442,600	443,143
Series 2017-C05 Class 1M1, 1 month U.S. LIBOR + 0.550% 2.6953% 1/25/30 (a)(b)	391,598	391,158
Series 2017-C06 Class 1M1, 1 month U.S. LIBOR + 0.750% 2.8953% 2/25/30 (a)(b)	368,569	368,569
Series 2018-C02 Class 2M1, 1 month U.S. LIBOR + 0.650% 2.7953% 8/25/30 (a)(b)	202,761	202,702
Series 2018-C03 Class 1M1, 1 month U.S. LIBOR + 0.680% 2.8253% 10/25/30 (a)(b)	925,133	924,644
FHLMC Structured Agency Credit Risk Debt Notes:
floater:
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 3.3453% 10/25/29 (a)(b)	1,015,868	1,020,436
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 2.8953% 3/25/30 (a)(b)	670,714	671,050
Series 2017-HQA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.3453% 8/25/29 (a)(b)	441,074	441,893
Series 2017-DNA1 Class M1, 1 month U.S. LIBOR + 1.200% 3.3453% 7/25/29 (a)(b)	378,075	379,399
Series 2017-HQA2 Class M1, 1 month U.S. LIBOR + 0.800% 2.9453% 12/25/29 (a)(b)	163,613	163,612
Series 2017-HQA3 Class M1, 1 month U.S. LIBOR + 0.550% 2.6953% 4/25/30 (a)(b)	54,566	54,566
Freddie Mac:
planned amortization class Series 3713 Class PA, 2% 2/15/40	681,681	680,402
Series 4448 Class JA, 4% 11/15/36	121,509	125,724
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 2.8953% 10/25/48 (a)(b)(c)	849,524	849,075
Series 2018-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 3.016% 9/25/48 (a)(b)(c)	645,885	646,193
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6069% 10/25/46 (a)	1,499,686	1,524,185
Series 2017-SC02 Class M1, 3.8529% 5/25/47 (a)(c)	196,424	200,106
Series 2017-SPI1 Class M1, 3.9808% 9/25/47 (a)(c)	79,257	80,305
Series 2018-SPI2 Class M1, 3.8169% 5/25/48 (a)(c)	356,107	359,146
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities floater Series 2018-122 Class FE, 1 month U.S. LIBOR + 0.300% 2.4721% 9/20/48 (a)(b)	196,064	195,475

TOTAL U.S. GOVERNMENT AGENCY		15,023,165

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $77,774,165)		78,751,710

Commercial Mortgage Securities - 1.0%
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 3.1251% 12/15/36 (a)(b)(c)	1,395,000	1,392,804
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 3.0451% 9/15/34 (a)(b)(c)	970,000	970,347
Bank Series 2019-BN19 Class A1, 2.263% 8/15/61	540,000	544,737
BX Trust floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.1951% 4/15/34 (a)(b)(c)	2,135,000	2,134,996
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.9851% 7/15/32 (a)(b)(c)	4,065,000	4,064,994
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.3151% 6/15/34 (a)(b)(c)	3,743,000	3,742,993
Citigroup Commercial Mortgage Trust:
floater Series 2017-1500 Class A, 1 month U.S. LIBOR + 0.850% 3.0451% 7/15/32 (a)(b)(c)	2,938,000	2,938,030
sequential payer Series 2012-GC8 Class A/S, 3.683% 9/10/45 (c)	2,157,000	2,248,573
Series 2015-GC31 Class A1, 1.637% 6/10/48	59,535	59,465
Series 2015-GC33 Class A1, 1.643% 9/10/58	99,256	98,861
Series 2015-P1 Class A1, 1.648% 9/15/48	70,563	70,360
CLNS Trust floater Series 2017-IKPR:
Class A, 1 month U.S. LIBOR + 0.800% 3.0009% 6/11/32 (a)(b)(c)	515,000	513,862
Class B, 1 month U.S. LIBOR + 1.000% 3.2009% 6/11/32 (a)(b)(c)	760,000	758,561
COMM Mortgage Trust Series 2015-LC23 Class A2, 3.221% 10/10/48	1,400,000	1,410,723
Credit Suisse Mortgage Trust floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.1751% 5/15/36 (a)(b)(c)	5,000,000	5,003,138
Class C, 1 month U.S. LIBOR + 1.430% 3.6251% 5/15/36 (a)(b)(c)	1,015,000	1,018,180
Class D, 1 month U.S. LIBOR + 1.600% 3.7951% 5/15/36 (a)(b)(c)	780,000	782,930
CSAIL Commercial Mortgage Trust:
Series 2015-C3 Class A1, 1.7167% 8/15/48	116,180	115,824
Series 2015-C4 Class A1, 2.0102% 11/15/48	238,345	237,604
Series 2016-C5 Class A1, 1.7466% 11/15/48 (a)	34,072	33,966
Series 2019-C16 Class A1, 2.3595% 6/15/52	654,817	661,437
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 2.9451% 7/15/32 (a)(b)(c)	4,189,000	4,177,133
Great Wolf Trust floater Series 2017-WOLF:
Class A, 1 month U.S. LIBOR + 0.850% 3.0451% 9/15/34 (a)(b)(c)	292,000	291,904
Class C, 1 month U.S. LIBOR + 1.320% 3.5151% 9/15/34 (a)(b)(c)	965,000	964,684
GS Mortgage Securities Trust:
floater Series 2018-FBLU:
Class A 1 month U.S. LIBOR + 0.950% 3.1451% 11/15/35 (a)(b)(c)	615,000	614,608
Class D 1 month U.S. LIBOR + 2.000% 4.1951% 11/15/35 (a)(b)(c)	320,000	320,397
Series 2015-GC32 Class A1, 1.593% 7/10/48	41,301	41,225
Series 2016-GS3 Class A1, 1.429% 10/10/49	96,854	96,210
Series 2019-GC40 Class A1, 2.236% 7/10/52	1,826,150	1,838,752
Halcyon Loan Advisors Funding LLC Series 2017-3A Class B1R, 3 month U.S. LIBOR + 1.700% 3.9776% 10/22/25 (a)(b)(c)	745,000	744,967
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.700% 2.8951% 1/15/33 (a)(b)(c)	245,000	244,381
Class C, 1 month U.S. LIBOR + 1.250% 3.4451% 1/15/33 (a)(b)(c)	205,000	204,737
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A1, 1.949% 1/15/49	107,851	107,571
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2014-C20 Class A3A1, 3.4718% 7/15/47	2,996,000	3,056,617
Morgan Stanley BAML Trust:
Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	401,202
Series 2015-C24 Class A1, 1.706% 5/15/48	181,311	180,605
Series 2016-C30 Class A1, 1.389% 9/15/49	174,321	173,000
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.0451% 8/15/33 (a)(b)(c)	5,790,000	5,760,979
Series 2019-AGLN Class A, 1 month U.S. LIBOR + 0.950% 3.1451% 3/15/34 (a)(b)(c)	3,558,000	3,560,213
Series 2011-C3 Class AJ, 5.2925% 7/15/49 (a)(c)	2,264,000	2,374,977
Series 2015-MS1 Class A1, 1.638% 5/15/48	177,490	176,828
Series 2019-H7 Class A1, 2.327% 7/15/52	1,770,630	1,786,298
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 3.4838% 4/15/32 (a)(b)(c)	1,585,000	1,585,602
RETL floater Series 2019-RVP Class A, 1 month U.S. LIBOR + 1.150% 3.3451% 3/15/36 (a)(b)(c)	1,506,583	1,508,934
SBA Tower Trust 3.168% 4/9/47 (c)	915,000	927,669
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 1.850% 4.0451% 6/15/31 (a)(b)(c)	804,698	806,704
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 2.9909% 4/10/46 (a)(b)(c)	3,109,986	3,147,078
Verus Securitization Trust Series 2018-1 Class A1, 2.929% 2/25/48 (a)(c)	184,954	185,127
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2 Class A2, 3.02% 7/15/58	1,180,000	1,179,345
Series 2015-SG1 Class A1, 1.568% 9/15/48	15,294	15,279
Series 2016-C32 Class A1, 1.577% 1/15/59	168,998	168,165
Series 2016-LC24 Class A1, 1.441% 10/15/49	30,436	30,372
WF-RBS Commercial Mortgage Trust:
floater Series 2013-C14 Class A3, 1 month U.S. LIBOR + 0.720% 2.9174% 6/15/46 (a)(b)(c)	3,296,800	3,299,601
Series 2012-C6 Class B, 4.697% 4/15/45	760,000	800,584
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $69,583,624)		69,574,133

Bank Notes - 0.2%
Capital One NA 2.35% 1/31/20	1,760,000	1,760,383
Citibank NA:
2.125% 10/20/20	$1,255,000	$1,256,623
2.844% 5/20/22 (a)	1,485,000	1,501,615
Citizens Bank NA:
2.25% 10/30/20	250,000	250,362
3.25% 2/14/22	1,015,000	1,042,087
Discover Bank 3.1% 6/4/20	965,000	970,082
Huntington National Bank 2.375% 3/10/20	1,465,000	1,466,192
JP Morgan Chase Bank NA 2.604% 2/1/21 (a)(b)	595,000	596,082
PNC Bank NA 2.45% 11/5/20	870,000	874,502
SunTrust Bank:
2.59% 1/29/21 (a)	1,540,000	1,542,097
2.8% 5/17/22	965,000	983,117
Svenska Handelsbanken AB 3.35% 5/24/21	1,105,000	1,129,678
Synchrony Bank 3.65% 5/24/21	3,082,000	3,144,859
TOTAL BANK NOTES
(Cost $16,384,617)		16,517,679

Certificates of Deposit - 0.1%
Natexis Banques Populaires New York Branch yankee 2.68% 12/27/19
(Cost $4,000,000)	4,000,000	4,007,030

Commercial Paper - 0.2%
Commonspirit Health 2.8% 10/16/19	4,000,000	3,988,793
Credit Suisse AG yankee 2.33% 11/14/19	5,000,000	4,977,675
Ford Motor Credit Co. LLC:
0% 7/27/20	810,000	786,305
0% 8/4/20	705,000	683,853
Sempra Global 2.48% 10/17/19	5,000,000	4,984,520
TOTAL COMMERCIAL PAPER
(Cost $15,418,938)		15,421,146
	Shares	Value

Fixed-Income Funds - 1.3%
Bank Loan Funds - 1.3%
Fidelity Floating Rate High Income Fund (e)
(Cost $95,601,050)	10,112,417	95,461,218

Short-Term Funds - 60.1%
Short-Term Funds - 60.1%
Baird Short-Term Bond Fund - Institutional Class	23,793,312	232,936,522
BlackRock Low Duration Bond Portfolio Investor A Shares	45,208,338	436,712,548
Fidelity Conservative Income Bond Fund Institutional Class (e)	11,917,721	119,653,923
Fidelity Short-Term Bond Fund (e)	69,007,600	601,746,271
iShares Short Maturity Bond ETF	1,870,665	94,178,629
iShares Short Treasury Bond ETF	3,304,500	365,675,970
JPMorgan Ultra-Short Income ETF	2,787,145	140,527,851
Metropolitan West Low Duration Bond Fund - Class M	30,984,345	272,042,548
PIMCO Enhanced Low Duration Active ETF	502,985	50,565,082
PIMCO Enhanced Short Maturity Active ETF (f)	2,722,455	277,037,021
PIMCO Short-Term Fund - Administrator Class	168,760,833	1,650,480,925
Prudential Short-Term Corporate Bond Fund, Inc. Class A	10,987,069	122,066,335
TOTAL SHORT-TERM FUNDS
(Cost $4,342,641,570)		4,363,623,625

Money Market Funds - 1.1%
Fidelity Cash Central Fund 2.13% (g)	75,646,012	75,661,141
Fidelity Investments Money Market Government Portfolio Institutional Class 2.05% (e)(h)	3,030,818	3,030,818
Fidelity Securities Lending Cash Central Fund 2.13% (g)(i)	647,439	647,504
State Street Institutional U.S. Government Money Market Fund Premier Class 1.87% (h)	1,363,533	1,363,533
TOTAL MONEY MARKET FUNDS
(Cost $80,698,022)		80,702,996
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $7,220,888,197)		7,253,181,064
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,800,913
NET ASSETS - 100%		$7,256,981,977

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,018	Dec. 2019	$220,007,297	$106,857	$106,857
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	43	Dec. 2019	5,663,906	(4,763)	(4,763)
TOTAL FUTURES CONTRACTS					$102,094

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $733,911,605 or 10.1% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $461,549.

 (e) Affiliated Fund

 (f) Security or a portion of the security is on loan at period end.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$192,020
Fidelity Securities Lending Cash Central Fund	15,141
Total	$207,161

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund Institutional Class	$63,454,234	$56,199,689	$--	$541,551	$--	$--	$119,653,923
Fidelity Floating Rate High Income Fund	112,629,093	1,327,229	17,977,110	1,326,792	(171,814)	(346,180)	95,461,218
Fidelity Investments Money Market Government Portfolio Institutional Class 2.05%	3,013,983	16,835	--	16,835	--	--	3,030,818
Fidelity Short-Term Bond Fund	624,495,388	3,232,870	30,992,369	3,232,863	345,499	4,664,883	601,746,271
Total	$803,592,698	$60,776,623	$48,969,479	$5,118,041	$173,685	$4,318,703	$819,892,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, U.S. government and government agency obligations, commercial paper and certificates of deposit are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.